Distribution Date:	12/17/24	UBS Commercial Mortgage Trust 2017-C6
Determination Date:	12/11/24
Next Distribution Date:	01/17/25
Record Date:	11/29/24	Commercial Mortgage Pass-Through Certificates
Series 2017-C6

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	4		General Information	(212) 713-2000
Certificate Interest Reconciliation Detail	5		1285 Avenue of the Americas | New York, NY 10019 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	9-13		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	14-15		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-17	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	18
			Attention: UBS 2017-C6 Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	19		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	22				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90276UAS0	2.344200%	21,136,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90276UAT8	3.358500%	63,519,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	90276UAU5	3.504200%	32,627,000.00	17,858,101.90	631,584.32	52,148.63	0.00	0.00	683,732.95	17,226,517.58	42.07%	30.00%
A-3	90276UAV3	3.580600%	40,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	90276UAW1	3.319800%	148,878,000.00	88,686,248.78	0.00	245,350.51	0.00	0.00	245,350.51	88,686,248.78	42.07%	30.00%
A-5	90276UAX9	3.579500%	165,633,000.00	165,633,000.00	0.00	494,069.44	0.00	0.00	494,069.44	165,633,000.00	42.07%	30.00%
A-BP	90276UAY7	3.885800%	7,500,000.00	7,500,000.00	0.00	24,286.25	0.00	0.00	24,286.25	7,500,000.00	42.07%	30.00%
A-S	90276UBC4	3.932300%	76,174,000.00	76,174,000.00	0.00	249,615.85	0.00	0.00	249,615.85	76,174,000.00	26.25%	18.88%
B	90276UBD2	4.153900%	30,811,000.00	30,811,000.00	0.00	106,654.84	0.00	0.00	106,654.84	30,811,000.00	19.86%	14.38%
C	90276UBE0	4.708402%	26,533,000.00	26,533,000.00	0.00	104,106.70	0.00	0.00	104,106.70	26,533,000.00	14.35%	10.50%
D	90276UAJ0	2.500000%	29,956,000.00	29,956,000.00	0.00	62,408.33	0.00	0.00	62,408.33	29,956,000.00	8.13%	6.13%
E	90276UAL5	3.406200%	13,694,000.00	13,694,000.00	0.00	38,870.42	0.00	0.00	38,870.42	13,694,000.00	5.29%	4.13%
F	90276UAN1	3.406200%	6,847,000.00	6,847,000.00	0.00	19,435.21	0.00	0.00	19,435.21	6,847,000.00	3.87%	3.13%
NR*	90276UBF7	3.406200%	21,397,267.00	18,626,212.20	0.00	24,242.41	0.00	0.00	24,242.41	18,626,212.20	0.00%	0.00%
R	90276UAQ4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			684,705,267.00	482,318,562.88	631,584.32	1,421,188.59	0.00	0.00	2,052,772.91	481,686,978.56

X-A	90276UAZ4	1.218464%	471,793,000.00	272,177,350.68	0.00	276,365.14	0.00	0.00	276,365.14	271,545,766.36
X-BP	90276UBA8	0.822602%	7,500,000.00	7,500,000.00	0.00	5,141.26	0.00	0.00	5,141.26	7,500,000.00
X-B	90276UBB6	0.570736%	133,518,000.00	133,518,000.00	0.00	63,502.99	0.00	0.00	63,502.99	133,518,000.00
X-D	90276UAA9	2.208402%	29,956,000.00	29,956,000.00	0.00	55,129.08	0.00	0.00	55,129.08	29,956,000.00
X-E	90276UAC5	1.302202%	13,694,000.00	13,694,000.00	0.00	14,860.30	0.00	0.00	14,860.30	13,694,000.00
X-F	90276UAE1	1.302202%	6,847,000.00	6,847,000.00	0.00	7,430.15	0.00	0.00	7,430.15	6,847,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-NR	90276UAG6	1.302202%	21,397,267.00	18,626,212.20	0.00	20,212.58	0.00	0.00	20,212.58	18,626,212.20
Notional SubTotal			684,705,267.00	482,318,562.88	0.00	442,641.50	0.00	0.00	442,641.50	481,686,978.56

Deal Distribution Total					631,584.32	1,863,830.09	0.00	0.00	2,495,414.41

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90276UAS0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90276UAT8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	90276UAU5	547.34121740	19.35771968	1.59832746	0.00000000	0.00000000	0.00000000	0.00000000	20.95604714	527.98349772
A-3	90276UAV3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	90276UAW1	595.69747565	0.00000000	1.64799708	0.00000000	0.00000000	0.00000000	0.00000000	1.64799708	595.69747565
A-5	90276UAX9	1,000.00000000	0.00000000	2.98291669	0.00000000	0.00000000	0.00000000	0.00000000	2.98291669	1,000.00000000
A-BP	90276UAY7	1,000.00000000	0.00000000	3.23816667	0.00000000	0.00000000	0.00000000	0.00000000	3.23816667	1,000.00000000
A-S	90276UBC4	1,000.00000000	0.00000000	3.27691666	0.00000000	0.00000000	0.00000000	0.00000000	3.27691666	1,000.00000000
B	90276UBD2	1,000.00000000	0.00000000	3.46158320	0.00000000	0.00000000	0.00000000	0.00000000	3.46158320	1,000.00000000
C	90276UBE0	1,000.00000000	0.00000000	3.92366864	0.00000000	0.00000000	0.00000000	0.00000000	3.92366864	1,000.00000000
D	90276UAJ0	1,000.00000000	0.00000000	2.08333322	0.00000000	0.00000000	0.00000000	0.00000000	2.08333322	1,000.00000000
E	90276UAL5	1,000.00000000	0.00000000	2.83850007	0.00000000	0.00000000	0.00000000	0.00000000	2.83850007	1,000.00000000
F	90276UAN1	1,000.00000000	0.00000000	2.83850007	0.00000000	0.00000000	0.00000000	0.00000000	2.83850007	1,000.00000000
NR	90276UBF7	870.49491881	0.00000000	1.13296759	1.33793255	22.32610641	0.00000000	0.00000000	1.13296759	870.49491881
R	90276UAQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90276UAZ4	576.89993425	0.00000000	0.58577626	0.00000000	0.00000000	0.00000000	0.00000000	0.58577626	575.56124478
X-BP	90276UBA8	1,000.00000000	0.00000000	0.68550133	0.00000000	0.00000000	0.00000000	0.00000000	0.68550133	1,000.00000000
X-B	90276UBB6	1,000.00000000	0.00000000	0.47561370	0.00000000	0.00000000	0.00000000	0.00000000	0.47561370	1,000.00000000
X-D	90276UAA9	1,000.00000000	0.00000000	1.84033516	0.00000000	0.00000000	0.00000000	0.00000000	1.84033516	1,000.00000000
X-E	90276UAC5	1,000.00000000	0.00000000	1.08516869	0.00000000	0.00000000	0.00000000	0.00000000	1.08516869	1,000.00000000
X-F	90276UAE1	1,000.00000000	0.00000000	1.08516869	0.00000000	0.00000000	0.00000000	0.00000000	1.08516869	1,000.00000000
X-NR	90276UAG6	870.49491881	0.00000000	0.94463372	0.00000000	0.00000000	0.00000000	0.00000000	0.94463372	870.49491881

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	11/01/24 - 11/30/24	30	0.00	52,148.63	0.00	52,148.63	0.00	0.00	0.00	52,148.63	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	11/01/24 - 11/30/24	30	0.00	245,350.51	0.00	245,350.51	0.00	0.00	0.00	245,350.51	0.00
A-5	11/01/24 - 11/30/24	30	0.00	494,069.44	0.00	494,069.44	0.00	0.00	0.00	494,069.44	0.00
A-BP	11/01/24 - 11/30/24	30	0.00	24,286.25	0.00	24,286.25	0.00	0.00	0.00	24,286.25	0.00
X-A	11/01/24 - 11/30/24	30	0.00	276,365.14	0.00	276,365.14	0.00	0.00	0.00	276,365.14	0.00
X-BP	11/01/24 - 11/30/24	30	0.00	5,141.26	0.00	5,141.26	0.00	0.00	0.00	5,141.26	0.00
X-B	11/01/24 - 11/30/24	30	0.00	63,502.99	0.00	63,502.99	0.00	0.00	0.00	63,502.99	0.00
X-D	11/01/24 - 11/30/24	30	0.00	55,129.08	0.00	55,129.08	0.00	0.00	0.00	55,129.08	0.00
X-E	11/01/24 - 11/30/24	30	0.00	14,860.30	0.00	14,860.30	0.00	0.00	0.00	14,860.30	0.00
X-F	11/01/24 - 11/30/24	30	0.00	7,430.15	0.00	7,430.15	0.00	0.00	0.00	7,430.15	0.00
X-NR	11/01/24 - 11/30/24	30	0.00	20,212.58	0.00	20,212.58	0.00	0.00	0.00	20,212.58	0.00
A-S	11/01/24 - 11/30/24	30	0.00	249,615.85	0.00	249,615.85	0.00	0.00	0.00	249,615.85	0.00
B	11/01/24 - 11/30/24	30	0.00	106,654.84	0.00	106,654.84	0.00	0.00	0.00	106,654.84	0.00
C	11/01/24 - 11/30/24	30	0.00	104,106.70	0.00	104,106.70	0.00	0.00	0.00	104,106.70	0.00
D	11/01/24 - 11/30/24	30	0.00	62,408.33	0.00	62,408.33	0.00	0.00	0.00	62,408.33	0.00
E	11/01/24 - 11/30/24	30	0.00	38,870.42	0.00	38,870.42	0.00	0.00	0.00	38,870.42	0.00
F	11/01/24 - 11/30/24	30	0.00	19,435.21	0.00	19,435.21	0.00	0.00	0.00	19,435.21	0.00
NR	11/01/24 - 11/30/24	30	447,818.43	52,870.50	0.00	52,870.50	28,628.10	0.00	0.00	24,242.41	477,717.66
Totals			447,818.43	1,892,458.18	0.00	1,892,458.18	28,628.10	0.00	0.00	1,863,830.09	477,717.66

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	2,495,414.41
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,901,125.76	Master Servicing Fee	3,815.73
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,672.37
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	200.93
ARD Interest	0.00	Operating Advisor Fee	803.73
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	208.97
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,901,125.76	Total Fees	8,991.73

Principal		Expenses/Reimbursements
Scheduled Principal	631,584.32	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	6,145.63
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	21,250.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	887.84
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	20.44
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	631,584.32	Total Expenses/Reimbursements	28,303.91

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,863,830.09
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	631,584.32
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,495,414.41
Total Funds Collected	2,532,710.08	Total Funds Distributed	2,532,710.05

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	482,235,939.91	482,235,939.91	Beginning Certificate Balance	482,318,562.88
(-) Scheduled Principal Collections	631,584.32	631,584.32	(-) Principal Distributions	631,584.32
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	481,604,355.59	481,604,355.59	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	482,358,833.43	482,358,833.43	Ending Certificate Balance	481,686,978.56
Ending Actual Collateral Balance	481,770,637.83	481,770,637.83

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	82,622.97
Beginning Cumulative Advances	0.00	82,622.97	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	82,622.97
Ending Cumulative Advances	0.00	82,622.97	Net WAC Rate	4.71%
			UC / (OC) Interest	324.19
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	5	39,080,407.46	8.11%	33	4.5551	NAP	Defeased	5	39,080,407.46	8.11%	33	4.5551	NAP
10,000,000 or less	16	90,896,384.62	18.87%	34	4.7916	1.700684	1.40 or less	10	119,899,939.83	24.90%	34	4.9272	0.969386
10,000,001 to 15,000,000	5	63,585,111.25	13.20%	34	4.6862	1.173021	1.41 to 1.50	5	56,309,553.72	11.69%	34	4.7065	1.472578
15,000,001 to 20,000,000	5	86,189,246.80	17.90%	35	4.6829	1.712724	1.51 to 1.60	3	63,731,827.98	13.23%	35	4.6974	1.586235
20,000,001 to 25,000,000	2	46,031,282.75	9.56%	35	4.8619	1.301725	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
25,000,001 to 35,000,000	4	120,423,694.90	25.00%	35	4.5818	2.318836	1.71 to 1.80	4	81,938,983.14	17.01%	35	4.8210	1.775513
35,000,001 or greater	1	35,398,227.81	7.35%	35	5.3000	1.787800	1.81 to 1.90	1	6,188,370.00	1.28%	35	4.8000	1.838200
Totals	38	481,604,355.59	100.00%	34	4.7307	1.767195	1.91 to 2.00	2	20,735,273.46	4.31%	35	4.7893	1.960949
							2.01 to 2.25	1	10,000,000.00	2.08%	34	4.6200	2.080000
							2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
							2.51 or greater	7	83,720,000.00	17.38%	35	4.4780	3.113661
							Totals	38	481,604,355.59	100.00%	34	4.7307	1.767195
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	12	39,080,407.46	8.11%	33	4.5551	NAP	Utah	1	1,084,084.15	0.23%	34	4.3790	3.835000
Alabama	2	2,681,361.85	0.56%	34	4.4104	2.248831	Washington	1	10,000,000.00	2.08%	34	4.6200	2.537300
Arizona	2	2,363,374.89	0.49%	34	4.6100	1.598200	Totals	105	481,604,355.59	100.00%	34	4.7307	1.767195
California	7	47,312,916.14	9.82%	34	4.7103	1.139264
									Property Type³
Colorado	2	4,358,300.58	0.90%	35	4.8113	2.117903
Delaware	1	3,107,122.72	0.65%	35	5.2180	0.516100		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Florida	3	4,632,845.87	0.96%	34	4.4056	2.491027		Properties	Balance	Agg. Bal.			DSCR¹
Georgia	6	11,937,075.84	2.48%	35	5.1494	1.495612	Defeased	12	39,080,407.46	8.11%	33	4.5551	NAP
Illinois	3	40,688,951.38	8.45%	36	4.8045	2.402608	Industrial	1	614,477.77	0.13%	34	4.7900	1.269200
Indiana	7	32,543,590.71	6.76%	35	4.9282	1.641903	Lodging	12	47,167,844.97	9.79%	35	5.1608	1.151555
Kansas	3	4,366,135.78	0.91%	34	4.4124	2.150239	Mixed Use	2	45,909,664.10	9.53%	36	4.4474	2.922743
Louisiana	2	4,001,157.49	0.83%	33	4.5576	1.648549	Multi-Family	14	25,199,999.60	5.23%	34	4.7407	1.164338
Maryland	4	44,015,007.81	9.14%	35	4.5319	1.373158	Office	24	144,379,994.51	29.98%	35	4.7749	1.855322
Michigan	3	9,022,994.03	1.87%	35	5.0700	1.178700	Retail	39	164,426,359.37	34.14%	34	4.6955	1.656553
Minnesota	3	2,435,669.57	0.51%	34	4.3790	3.835000	Self Storage	1	4,825,609.36	1.00%	35	4.6892	1.919900
Nevada	1	30,000,000.00	6.23%	36	4.2500	3.426200	Totals	105	481,604,355.59	100.00%	34	4.7307	1.767195
New York	13	14,999,999.60	3.11%	33	4.7120	1.069300
North Carolina	3	8,459,710.91	1.76%	27	5.0686	1.222988
Ohio	4	64,789,813.07	13.45%	35	5.0708	1.711649
Oklahoma	2	3,874,681.04	0.80%	33	4.5514	1.655591
Oregon	1	10,200,000.00	2.12%	35	4.7830	1.304100
Pennsylvania	2	38,709,063.87	8.04%	35	4.7145	1.473231
South Carolina	1	823,622.37	0.17%	34	4.3790	3.835000
Tennessee	1	3,110,355.21	0.65%	31	4.7140	1.469600
Texas	15	33,006,114.79	6.85%	34	4.6197	1.894610

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	39,080,407.46	8.11%	33	4.5551	NAP	Defeased	5	39,080,407.46	8.11%	33	4.5551	NAP
	4.0000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.5000%	9	94,611,897.91	19.65%	35	4.3781	2.491919	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	18	263,958,953.20	54.81%	35	4.7206	1.622227	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.5000%	5	78,203,814.44	16.24%	34	5.2056	1.372165	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5001% or greater	1	5,749,282.58	1.19%	36	5.7300	1.385200	49 months or greater	33	442,523,948.13	91.89%	35	4.7462	1.760897
	Totals	38	481,604,355.59	100.00%	34	4.7307	1.767195	Totals	38	481,604,355.59	100.00%	34	4.7307	1.767195
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	39,080,407.46	8.11%	33	4.5551	NAP	Defeased	5	39,080,407.46	8.11%	33	4.5551	NAP
	109 months or less	33	442,523,948.13	91.89%	35	4.7462	1.760897	Interest Only	11	129,050,000.00	26.80%	35	4.5588	2.523859
	110 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	22	313,473,948.13	65.09%	35	4.8233	1.446802
	Totals	38	481,604,355.59	100.00%	34	4.7307	1.767195	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	38	481,604,355.59	100.00%	34	4.7307	1.767195
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	5	39,080,407.46	8.11%	33	4.5551	NAP			No outstanding loans in this group
Underwriter's Information		5	21,851,142.58	4.54%	34	4.4973	2.184175
	12 months or less	26	380,542,805.55	79.02%	35	4.7647	1.651226
	13 months to 24 months	1	10,130,000.00	2.10%	31	4.7140	1.469600
	25 months or greater	1	30,000,000.00	6.23%	36	4.7040	2.942100
	Totals	38	481,604,355.59	100.00%	34	4.7307	1.767195
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
3	28401154	OF	Various	Various	Actual/360	4.610%	134,602.22	70,694.65	0.00	N/A	10/06/27	--	35,037,453.53	34,966,758.88	12/06/24
4	300571775	OF	Cleveland	OH	Actual/360	5.300%	156,607.00	59,961.81	0.00	N/A	11/06/27	--	35,458,189.62	35,398,227.81	12/06/24
6	309301006	OF	Chicago	IL	Actual/360	4.704%	117,600.00	0.00	0.00	N/A	12/05/27	--	30,000,000.00	30,000,000.00	06/05/24
7	309301007	MU	Las Vegas	NV	Actual/360	4.250%	106,250.00	0.00	0.00	N/A	12/06/27	--	30,000,000.00	30,000,000.00	12/06/24
8	300571763	Various Various		CA	Actual/360	4.790%	101,815.83	50,161.88	0.00	N/A	10/06/27	--	25,507,097.90	25,456,936.02	12/06/24
9	309301009	LO	Various	Various	Actual/360	5.070%	104,730.77	46,562.99	0.00	N/A	11/01/27	--	24,788,347.67	24,741,784.68	12/01/24
11	300571774	RT	Altoona	PA	Actual/360	4.620%	82,083.77	30,961.10	0.00	N/A	11/06/27	--	21,320,459.17	21,289,498.07	12/06/24
12	309301012	OF	Linthicum	MD	Actual/360	4.480%	71,860.99	39,348.49	0.00	N/A	11/06/27	--	19,248,480.56	19,209,132.07	12/06/24
13	304101911	OF	Lanham	MD	Actual/360	4.450%	69,200.75	31,543.00	0.00	N/A	11/06/27	--	18,660,877.06	18,629,334.06	08/06/24
14	309301014	RT	Puyallup	WA	Actual/360	4.620%	38,500.00	0.00	0.00	N/A	10/06/27	--	10,000,000.00	10,000,000.00	12/06/24
14A	309301114				Actual/360	4.620%	38,500.00	0.00	0.00	N/A	10/06/27	--	10,000,000.00	10,000,000.00	12/06/24
15	309301015	SS	Various	OH	Actual/360	4.221%	66,645.09	29,441.52	0.00	N/A	08/06/27	--	18,947,170.08	18,917,728.56	12/06/24
16	300571764	RT	Easton	PA	Actual/360	4.830%	70,212.58	24,553.86	0.00	N/A	10/06/27	--	17,444,119.66	17,419,565.80	12/06/24
17	407004758	RT	Aurora	OH	Actual/360	4.916%	61,656.00	28,732.94	0.00	N/A	12/06/27	--	15,050,283.71	15,021,550.77	12/06/24
18	309301018	MU	Indianapolis	IN	Actual/360	4.820%	64,001.83	25,393.82	0.00	N/A	11/06/27	--	15,935,057.92	15,909,664.10	12/06/24
20	407004749	MF	New York	NY	Actual/360	4.712%	58,900.00	0.00	0.00	N/A	09/06/27	--	15,000,000.00	15,000,000.00	12/06/24
21	28201155	RT	Canton	OH	Actual/360	4.681%	53,704.48	23,919.98	0.00	N/A	11/06/27	--	13,767,438.31	13,743,518.33	12/06/24
22	309301022	RT	Murrieta	CA	Actual/360	4.577%	55,430.72	21,259.89	0.00	N/A	11/01/27	--	14,532,852.81	14,511,592.92	12/01/24
23	309301023	RT	Various	Various	Actual/360	4.419%	32,114.20	18,075.34	0.00	N/A	10/06/27	--	8,720,364.54	8,702,289.20	12/06/24
23A	309301123				Actual/360	4.419%	16,057.09	9,037.70	0.00	N/A	10/06/27	--	4,360,180.28	4,351,142.58	12/06/24
24	309140003	RT	Various	Various	Actual/360	4.379%	22,697.82	0.00	0.00	N/A	10/06/27	--	6,220,000.00	6,220,000.00	12/06/24
24A	309140004				Actual/360	4.379%	9,122.92	0.00	0.00	N/A	10/06/27	--	2,500,000.00	2,500,000.00	12/06/24
24B	309140005				Actual/360	4.379%	9,122.92	0.00	0.00	N/A	10/06/27	--	2,500,000.00	2,500,000.00	12/06/24
24C	309140006				Actual/360	4.379%	9,122.92	0.00	0.00	N/A	10/06/27	--	2,500,000.00	2,500,000.00	12/06/24
26	333100056	MF	Portland	OR	Actual/360	4.783%	40,655.50	0.00	0.00	N/A	11/05/27	--	10,200,000.00	10,200,000.00	12/05/24
27	28001179	SS	Federal Way	WA	Actual/360	4.590%	38,919.38	0.00	0.00	N/A	12/06/27	09/06/27	10,175,000.00	10,175,000.00	12/06/24
28	407004720	RT	Various	Various	Actual/360	4.714%	39,794.02	0.00	0.00	N/A	07/06/27	--	10,130,000.00	10,130,000.00	12/06/24
29	309301029	RT	Various	NC	Actual/360	5.110%	32,322.29	14,967.81	0.00	N/A	02/01/27	--	7,590,362.04	7,575,394.23	12/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
30	300571767	LO	Lansing	IL	Actual/360	5.300%	32,659.99	13,430.30	0.00	N/A	11/06/27	--	7,394,715.30	7,381,285.00	12/06/24
31	300571769	LO	Dallas	TX	Actual/360	4.800%	24,824.93	17,863.34	0.00	N/A	11/06/27	--	6,206,233.34	6,188,370.00	12/06/24
32	309301032	OF	Baltimore	MD	Actual/360	4.940%	25,475.53	11,845.72	0.00	N/A	11/06/27	--	6,188,387.40	6,176,541.68	08/06/24
33	333100058	LO	Kingsland	GA	Actual/360	5.730%	27,523.78	14,859.36	0.00	N/A	12/05/27	--	5,764,141.94	5,749,282.58	12/05/24
34	309301034	SS	Paso Robles	CA	Actual/360	4.689%	18,894.37	9,595.02	0.00	N/A	11/06/27	--	4,835,204.38	4,825,609.36	12/06/24
35	300571771	OF	Pensacola	FL	Actual/360	5.040%	18,301.33	12,218.66	0.00	N/A	08/06/27	--	4,357,458.45	4,345,239.79	12/06/24
36	28001170	LO	Raleigh	NC	Actual/360	5.398%	14,142.96	8,475.05	0.00	N/A	11/06/27	--	3,144,045.46	3,135,570.41	12/06/24
37	28001180	RT	Commerce City	CO	Actual/360	4.983%	12,977.63	5,908.73	0.00	N/A	12/06/27	--	3,125,256.00	3,119,347.27	12/06/24
38	28001164	LO	Wilmington	DE	Actual/360	5.218%	13,535.69	5,722.13	0.00	N/A	11/06/27	--	3,112,844.85	3,107,122.72	12/06/24
39	300571770	OF	El Paso	TX	Actual/360	5.040%	10,558.46	7,049.23	0.00	N/A	08/06/27	--	2,513,917.93	2,506,868.70	12/06/24
Totals							1,901,125.76	631,584.32	0.00				482,235,939.91	481,604,355.59
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
3	20,077,588.08	15,104,791.83	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,534,217.97	3,954,109.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	6,628,679.00	5,034,951.00	01/01/22	09/30/22	08/12/24	1,569,014.23	18,641.75	111,038.62	704,292.02	0.00	0.00
7	17,749,872.00	15,993,905.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,634,116.37	1,204,019.01	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	6,620,406.00	6,444,174.00	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	7,009,202.45	5,493,681.33	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,920,721.07	2,522,781.33	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	7,443,491.00	4,640,569.00	01/01/24	09/30/24	--	0.00	0.00	100,485.14	402,737.27	0.00	0.00
14	5,625,507.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1,697,237.10	1,335,090.08	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	4,399,538.76	2,219,197.43	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,936,467.01	1,666,044.10	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	4,159,151.00	3,867,917.00	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	4,980,690.80	2,659,391.60	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,214,641.94	671,958.38	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	4,699,459.00	2,384,249.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	28,198,458.38	17,349,219.77	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	655,076.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	744,441.00	184,954.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	759,274.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	440,972.60	400,436.20	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,006,079.74	1,048,273.88	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
32	464,474.00	(80,559.00)	01/01/24	03/31/24	--	0.00	0.00	36,938.96	147,996.97	0.00	0.00
33	816,735.83	832,075.61	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	528,545.45	496,207.69	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	362,496.06	257,838.37	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	911,623.00	619,029.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	141,219,164.09	96,304,304.61				1,569,014.23	18,641.75	248,462.72	1,255,026.26	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/24	0	0.00	0	0.00	3	54,805,875.74	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.730670%	4.674586%	34
11/18/24	0	0.00	2	24,849,264.46	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.730777%	4.674716%	35
10/18/24	2	24,889,339.12	0	0.00	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.730875%	4.674834%	36
09/17/24	0	0.00	2	40,130,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.640047%	4.587133%	35
08/16/24	1	30,000,000.00	1	10,130,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.640236%	4.596283%	36
07/17/24	0	0.00	1	10,130,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.640424%	4.596491%	37
06/17/24	0	0.00	1	10,130,000.00	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.640627%	4.596714%	38
05/17/24	0	0.00	1	10,130,000.00	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.640812%	4.596918%	39
04/17/24	0	0.00	1	10,130,000.00	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.641012%	4.597139%	40
03/15/24	0	0.00	1	10,130,000.00	1	30,000,000.00	0	0.00	1	0.00	0	0.00	0	0.00	1	12,081,015.06	4.641195%	4.597340%	41
02/16/24	1	10,130,000.00	0	0.00	2	45,222,716.11	0	0.00	1	15,222,716.11	0	0.00	0	0.00	0	0.00	4.638396%	4.592455%	42
01/18/24	1	10,130,000.00	0	0.00	2	45,242,056.55	0	0.00	1	15,242,056.55	0	0.00	0	0.00	0	0.00	4.638571%	4.592641%	43
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	309301006	06/05/24	5	6	111,038.62	704,292.02	0.00	30,000,000.00	05/11/23	2		11/17/23
13	304101911	08/06/24	3	3	100,485.14	402,737.27	0.00	18,750,214.58	08/01/24	98
32	309301032	08/06/24	3	3	36,938.96	147,996.97	10,451.51	6,221,943.41	11/27/23	13
Totals					248,462.72	1,255,026.26	10,451.51	54,972,157.99
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		481,604,356	426,798,480	24,805,876		30,000,000
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-24	481,604,356	426,798,480	0	0	24,805,876	30,000,000
Nov-24	482,235,940	427,386,675	0	24,849,264	30,000,000	0
Oct-24	482,819,375	427,930,036	24,889,339	0	30,000,000	0
Sep-24	523,446,107	483,316,107	0	40,130,000	0	0
Aug-24	524,024,549	483,894,549	30,000,000	10,130,000	0	0
Jul-24	524,600,603	514,470,603	0	10,130,000	0	0
Jun-24	525,220,221	485,090,221	0	10,130,000	30,000,000	0
May-24	525,791,342	485,661,342	0	10,130,000	30,000,000	0
Apr-24	526,406,204	486,276,204	0	10,130,000	30,000,000	0
Mar-24	526,972,432	486,842,432	0	10,130,000	30,000,000	0
Feb-24	542,851,559	487,498,843	10,130,000	0	30,000,000	15,222,716
Jan-24	543,432,082	488,060,026	10,130,000	0	30,000,000	15,242,057
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	309301006	30,000,000.00	30,000,000.00	43,000,000.00	07/10/24	4,314,916.00	2.94210	09/30/22	12/05/27	I/O
13	304101911	18,629,334.06	18,750,214.58	44,000,000.00	10/01/27	4,260,162.25	1.74020	09/30/24	11/06/27	275
28	407004720	10,130,000.00	10,130,000.00	16,610,000.00	10/30/16	175,453.25	1.46960	03/31/23	07/06/27	I/O
32	309301032	6,176,541.68	6,221,943.41	12,200,000.00	09/07/17	(109,400.50)	(0.97710)	03/31/24	11/06/27	274
Totals		64,935,875.74	65,102,157.99	115,810,000.00		8,641,131.00

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6	309301006	OF	IL	05/11/23	2

Special servicing transferred from LNR to ASC effective 9/16/24. The receiver was appointed in February 2024 and continues to operate and lease the property. SS visited the asset in October 2024. SS will pursue all remedies available to the

Lender under the Loan Documents, including moving forward with the ongoing foreclosure action while evaluating any proposal that the Borrower presents in the near term. At ASC's direction, counsel filed a motion for judgement of foreclosure and sale.

13	304101911	OF	MD	08/01/24	98

12.4.2024: BK proceedings remain ongoing. Lender and borrower continue to explore various resolution strategies, including lender enforcement action(s) filings, modification, note/asset sale, among others 11.1.2024: Default letter issued to borrower. Tenant's (2U) BK proceedings remain ongoing. Lender and borrower continue to explore various resolution strategies, including lender enforcement action(s) filings, note/asset sale, among others. 10.4.2024: 2U's BK proceedings remain ongoing. Lender and debtor continue to explore resolution strategies. 9.4.2024: Confirmation of tenant's 2nd Amended Plan is scheduled for 9/6/2024. Debtor's proof of claim filing must be submitted within 30-days of the effective date of tenant's Confirmation Hearing. 8.30.2024: Primary tenant, 2U, filed BK on 7/25/2024 and filed Surrender Notice on 8/8/2024. Debtor pursuing proof of claim filing to go after tenant and lease guarantor for full statutory recovery limits. Any recovery proceeds will be used to paydown the UPB against the loan.
28	407004720	RT	Various	02/29/24	13

Loan transferred for nonmonetary default as borrower has been unwilling to comply with cash management. Pre-negotiation letter was signed. Settlement agreement signed but Loan retransferred for payment default. As of the October and

November 2024 payments, the loan is now payment current. Loan still in non-monetary default for other matters. Counsel has sent borrower a default letter regarding those non-monetary defaults. Borrower is non-responsive but is keeping the loan current. Special Servicer is evaluating the appropriate next steps.

32	309301032	OF	MD	11/27/23	13

The Loan transferred to Special Servicing on 11/27/2023. Borrower has listed the property for sale and is evaluating a payoff/DPO option. Payoff numbers have been provided to the borrower. Borrower will have an update on the sale by YE

2024. SS has reached out for an update on the sale process. SS continues to evaluate the loan and its collateral.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
26	333100056	0.00	4.78300%	0.00	4.78300%	10	09/23/21	11/05/20	04/11/22
31	300571769	7,038,801.57	4.80000%	7,038,801.57 4.80000%		10	07/15/20	07/06/20	08/11/20
38	28001164	3,381,791.64	5.21800%	3,381,791.64 5.21800%		8	06/07/21	05/06/20	--
Totals		10,420,593.21		10,420,593.21
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
19	407004759 03/15/24	15,222,716.11	15,390,000.00	13,041,503.09	937,237.65	13,041,503.09	12,104,265.44	3,118,450.67	0.00	347,395.01	2,771,055.66	17.87%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		15,222,716.11	15,390,000.00	13,041,503.09	937,237.65	13,041,503.09	12,104,265.44	3,118,450.67	0.00	347,395.01	2,771,055.66

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
19	407004759	10/18/24	0.00	0.00	2,771,055.66	0.00	0.00	(6,545.17)	0.00	0.00	2,771,055.66
		09/17/24	0.00	0.00	2,777,600.83	0.00	0.00	(107,133.46)	0.00	0.00
		07/17/24	0.00	0.00	2,884,734.29	0.00	0.00	(233,716.38)	0.00	0.00
		03/15/24	0.00	0.00	3,118,450.67	0.00	0.00	3,118,450.67	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	2,771,055.66	0.00	0.00	2,771,055.66	0.00	0.00	2,771,055.66

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	6,250.00	0.00	0.00	6,145.63	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	0.00	0.00	406.56	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	0.00	0.00	305.20	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	0.00	0.00	176.08	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	21,250.00	0.00	887.84	6,145.63	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		28,283.47

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28